Fair Value Measurements - Schedule of Changes in Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 821	$ 2,373	$ 2,373	$ 741
Fair value upon issuance				834
Change in fair value	$ (517)	$ 1,475	$ (548)	$ 821
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants
Exercise of warrants		$ (18)	$ (75)	$ (23)
Derecognition of liability to equity			(929)
Ending Balance	$ 304	3,830	821	2,373
Preferred Stock Warrants (as Converted to Common)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	642	1,777	1,777	510
Fair value upon issuance				834
Change in fair value	(409)	826	(720)	456
Exercise of warrants		(18)	(75)	(23)
Derecognition of liability to equity			(340)
Ending Balance	233	2,585	642	1,777
Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	179	596	596	231
Change in fair value	(108)	649	172	365
Derecognition of liability to equity			(589)
Ending Balance	71	1,245	179	596
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	67,699	178	178	159
Fair value upon issuance		13,600	133,609
Change in fair value	(15,618)	29	(17,147)	19
Change in fair value - OCI	2,200		700
Payments			(11,842)
Derecognition of liability to equity			(37,799)
Ending Balance	54,281	13,807	67,699	178
Public Warrants | Success Fee Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	14	178	178	159
Change in fair value		29	(164)	19
Ending Balance	14	207	14	$ 178
Public Warrants | 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance		13,600	28,700
Change in fair value			3,751
Payments			(10,750)
Derecognition of liability to equity			(21,701)
Ending Balance		$ 13,600
Public Warrants | PubCo Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance			3,370
Change in fair value			(642)
Derecognition of liability to equity			(2,728)
Public Warrants | Base PubCo and Backstop Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance			3,264
Change in fair value			10,106
Derecognition of liability to equity			(13,370)
Public Warrants | Term Loan Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,895
Fair value upon issuance			1,895
Change in fair value	62
Ending Balance	1,957		1,895
Public Warrants | Revenue Interest Financing
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	36,200
Fair value upon issuance			40,000
Change in fair value	(3,400)		(3,408)
Change in fair value - OCI	2,200		700
Payments			(1,092)
Ending Balance	35,000		36,200
Public Warrants | PIPE Conversion Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,600
Fair value upon issuance			3,340
Change in fair value	1,910		2,260
Ending Balance	7,510		5,600
Public Warrants | Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23,990
Fair value upon issuance			53,040
Change in fair value	(14,190)		(29,050)
Ending Balance	$ 9,800		$ 23,990